Operating costs - Average number of employees (Details) - employee	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Average number of employees	30,367	30,237	27,987
Operating segments | North America
Disclosure of operating segments [line items]
Average number of employees	2,869	2,884	2,811
Operating segments | Europe
Disclosure of operating segments [line items]
Average number of employees	2,932	2,789	3,014
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Average number of employees	6,588	6,856	6,500
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Average number of employees	1,650	1,495	1,500
Operating segments | Africa
Disclosure of operating segments [line items]
Average number of employees	3,290	3,526	4,061
Operating segments | SC&P
Disclosure of operating segments [line items]
Average number of employees	6,977	6,934	5,025
Corporate and other
Disclosure of operating segments [line items]
Average number of employees	6,061	5,753	5,076